Other assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Other Deposits and Receivables	₨ 1,108,532		₨ 1,121,872
Other non-current assets	1,108,532	$ 17,044	1,121,872
Noncurrent Financial Assets [Member]
Other non-current assets	₨ 360,378		₨ 213,424